Employee compensation (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Employee compensation and benefit expenses	$ 37,401	$ 25,354